Share based compensation (Tables)	6 Months Ended
Dec. 31, 2015
Share based compensation
Summary of vesting information

The following table shows the total share-based compensation expense included in the Consolidated statement of operations (thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

Research and development	$1,587	$5,426	$121	$101
General and administrative	1,981	1,652	211	77

	$3,568	$7,078	$332	$178

Summary of all stock option activity

	Options	Weighted Average Exercise Price Per Option	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)

Outstanding at July 1, 2015	31,473,477	$0.63
Changes during the period:
Forfeited	(270,000)	$0.59

Outstanding at December 31, 2015	31,203,477	$0.63	8.8	$44,010

Exercisable at December 31, 2015	7,785,415	$0.60	8.0	$11,293

	Options	Weighted Average Exercise Price Per Option	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)

Outstanding at July 1, 2014	10,057,700	$0.19
Changes during the period:
Granted	21,779,577	$0.84
Forfeited	(363,800)	$0.53

Outstanding at June 30, 2015	31,473,477	$0.63	9.1	$75,801

Exercisable at June 30, 2015	5,199,615	$0.62	8.1	$12,636

Summary of the assumptions used to estimate the fair values of the share options granted using the Black-Scholes option-pricing model

	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

Expected term (years)	5 years	5 years	5 years
Expected volatility	60%	60%	60%
Risk free rate	1.04-1.54%	1.73%	0.89%
Expected dividend yield	0%	0%	0%